Collaborative Arrangements - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Cost of sales	¥ 4,753,010	¥ 5,166,894	¥ 5,275,144
Net sales	¥ 6,443,328	6,949,357	7,035,537
Pictures | Collaborative Arrangements, Co-production and Distribution Arrangements
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Collaborative arrangement, income statement classification description	Sony and the other participants typically share in the profits from the distribution of the product in all media or markets. For motion pictures, if Sony is a net receiver of (1) Sony’s share of the profits from the media or markets distributed by the other participants less (2) the other participants’ share of the profits from the media or markets distributed by Sony then the net amount is recorded as net sales. If Sony is a net payer then the net amount is recorded in cost of sales. For television programming, Sony records its share of the profits from the media or markets distributed by the other participants as sales, and the other participants’ share of the profits from the media or markets distributed by Sony as cost of sales.
Cost of sales	¥ 29,594	38,303	22,983
Net sales	¥ 44,124	¥ 30,888	¥ 23,741